MINING INTERESTS - SPLIT OF ADDITIONS TO MINING INTERESTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditures	$ 45,224
Right-of-use assets	2,700	$ 3,300
Aggregate continuing and discontinued operations
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditures	52,220	73,141
Operating segments | Wassa
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditures	45,155	60,123
Operating segments | Prestea
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditures	$ 6,996	$ 13,018